INITIAL PUBLIC OFFERING (Details) - $ / shares	Oct. 11, 2023	Jun. 30, 2026	Dec. 31, 2025	Jan. 28, 2025
INITIAL PUBLIC OFFERING
Purchase price, per unit		$ 10	$ 10
Exercise price of warrants				$ 1
IPO
INITIAL PUBLIC OFFERING
Purchase price, per unit	$ 10
IPO | Public Warrant
INITIAL PUBLIC OFFERING
Number of warrants in a unit	0.5
IPO | Class A ordinary shares
INITIAL PUBLIC OFFERING
Purchase price, per unit	$ 10
Number of shares in a unit	1
IPO | Class A ordinary shares | Public Warrant
INITIAL PUBLIC OFFERING
Number of units issued	10,000,000
Number of shares issuable per warrant (in shares)	1
Exercise price of warrants	$ 11.5